Accrued Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Expense:
Accrued Expense

6.Accrued Expense

As of September 30, 2024, current liabilities included accrued expenses of $2.3 million, comprised primarily of accrued clinical trial expenses of $1.6 million, employee vacation and bonus expenses of $0.3 million, professional and consulting fees of $0.1 million, drug manufacturing development and testing services of $0.1 million, legal and patent fees of $0.1 million and other accrued expenses of $0.1 million. As of December 31, 2023, current liabilities included accrued expenses of $1.3 million, comprised primarily of expenses related to the Company’s clinical trial for prexigebersen in AML of $0.8 million, accrued employee vacation and bonus expenses of $0.2 million, professional and consulting fees of $0.1 million, legal and patent fees of $0.1 million and other accrued expenses of $0.1 million.

7.	Accrued Expense

As of December 31, 2023, current liabilities included accrued expenses of $1.3 million, comprised primarily of expenses related to the Company’s clinical trial for prexigebersen in AML of $0.8 million, accrued employee vacation and bonus expenses of $0.2 million, professional and consulting fees of $0.1 million, legal and patent fees of $0.1 million and other accrued expenses of $0.1 million. As of December 31, 2022, current liabilities included accrued expenses of $0.9 million, comprised primarily of accrued employee vacation and bonus expenses of $0.4 million, drug manufacturing, development and testing services of $0.2 million, professional and consulting fees of $0.1 million, legal and patent fees of $0.1 million and other accrued expenses of $0.1 million.